Additional financial information - Changes in liabilities arising from financing activities (Details) - Long-term debt - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in liabilities arising from financing activities
Beginning of year	$ 1,750	$ 964	$ 1,148
Issued or received	295	1,161	411
Redemptions, repayments or payments	(563)	(613)	(690)
Foreign exchange movement	(7)	9	(7)
Other	50	229	102
End of year	1,525	1,750	964
Credit facility
Changes in liabilities arising from financing activities
Beginning of year	1,463	742	941
Issued or received	295	1,161	411
Redemptions, repayments or payments	(474)	(440)	(610)
Foreign exchange movement	0	0	0
Other	0	0	0
End of year	1,284	1,463	742
Debt assumed from acquisitions
Changes in liabilities arising from financing activities
Beginning of year	0	0
Issued or received		0
Redemptions, repayments or payments		(89)
Foreign exchange movement		0
Other		89
End of year		0	0
Lease liabilities
Changes in liabilities arising from financing activities
Beginning of year	298	236	215
Issued or received	0	0	0
Redemptions, repayments or payments	(89)	(84)	(72)
Foreign exchange movement	(7)	9	(7)
Other	47	137	100
End of year	249	298	236
Deferred debt transaction costs
Changes in liabilities arising from financing activities
Beginning of year	(11)	(14)	(8)
Issued or received	0	0	0
Redemptions, repayments or payments	0	0	(8)
Foreign exchange movement		0	0
Other	3	3	2
End of year	$ (8)	$ (11)	$ (14)